Convertible Notes Payable (Details) - Schedule of the Convertible Notes Payable Outstanding - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible notes payable	$ 245,000
less
Unamortized debt discount expense		$ (203,593)
Unamortized debt issuance expense		(1,080,112)
Total		7,841,500	662,000
10.0% convertible note due December 31, 2022 [Member]
Debt Instrument [Line Items]
Convertible notes payable			662,000
9.75% convertible notes due March 31, 2025 [Member]
Debt Instrument [Line Items]
Convertible notes payable		$ 9,125,205